CONTINGENT SHARES AND EARNOUT LIABILITIES	12 Months Ended
Dec. 31, 2021
CONTINGENT SHARES AND EARNOUT LIABILITIES.
CONTINGENT SHARES AND EARNOUT LIABILITIES

14.CONTINGENT SHARES AND EARNOUT LIABILITIES

	2021
Balance at Beginning of Year	$—
Contingent Shares Issued Upon Closing of Business Combination	7,640,334	(i)
Contingent Earnout Issued for Option Right	19,847,000	(ii)
Contingent Shares Issued for Option Right	14,973,000	(iii)
Change in Fair Value of Contingent Liabilities	(4,031,634)
Balance at End of Year	$38,428,700

(i)	Contingent Earnout – Business Combination on June 29, 2021

Upon closing of the Business Combination on June 29, 2021, 1,008,975 Equity Shares related to the sponsor of Mercer Park Brand Acquisition Corp. were locked up by the Company. These shares are to be released from the lock-up restrictions based upon the amount of cash raised by the Company from certain debt and equity financings through June 2023. As of December 31, 2021, the Company released 392,819 Equity Shares that were originally subject to lock-up restrictions. In accordance with ASC 480 “Distinguishing Liabilities from Equity” (“ASC 480”), management determined the provisions of these earnouts required liability treatment. Accordingly, the remaining 616,156 Equity Shares under lock-up restrictions were initially valued and recorded as a liability in the amount of $7,640,334. The remaining Equity Shares are subject to a capital-based earnout of permitted debt or equity financings within one year following closing as further defined in the Investor Rights Agreement entered into on June 29, 2021 in connection with the completion of the Business Combination. As of December 31, 2021, the value of the contingent earnout was $2,372,200 and included as a component of contingent shares and earnout liabilities in the accompanying Consolidated Balance Sheets. The decrease in fair value of $5,268,134 was recorded as a component of change in fair value of contingent liabilities during the year ended December 31, 2021 and is included in the accompanying Consolidated Statements of Operations.

14.CONTINGENT SHARES AND EARNOUT LIABILITIES (Continued)

Additional earnout payments consisting of up to an additional 6,306,095 of the Company’s Equity Shares are issuable to the sponsor of Mercer Park and all holders of record of Equity Shares, the Exchangeable Shares, vested stock options and vested RSU’s as of December 31, 2021 in the event the 20-day VWAP of the Equity Shares reaches $13.00 or $15.00 within two years of closing. In the event that the permitted debt or equity raised by the Company and Equity Share price targets are not met, as described in the Investor Rights Agreement, the earnout payments will be forfeited. In accordance with ASC 480, management determined the provisions of these earnouts did not require liability treatment. As of December 31, 2021, no shares were issued in connection with these earnouts.

(ii)	Contingent Earnout – Camarillo Transaction

As a consideration for the Option Right, the Company is obligated to pay a contingent earnout fee of up to $75,000,000, payable in Equity Shares, if certain conditions and financial metrics are met. In accordance with ASC 480, the Company initially recorded $19,847,000 as a capital addition to property and equipment and as a component of contingent shares and earnout liabilities in the Consolidated Balance Sheets. As of December 31, 2021, the fair value of the contingent earnout was $22,571,000 which reflected an increase in fair value of $2,724,000 during the year ended December 31, 2021 which is included as component of change in fair value of contingent liabilities in the accompanying Consolidated Statements of Operations. The value of the contingent consideration is based upon the potential earn out of the facilities’ adjusted earnings during the earnout period and is measured at fair value using a discounted cash flow model that is based on unobservable inputs.

(iii)	Contingent Shares – Camarillo Transaction

As consideration for the Option Right, the Company issued 6,500,000 Equity Shares with an aggregate value of $29,250,000 on the Camarillo Closing Date. The Company allocated the fair value of the Option Right to the assets acquired upon its exercise in September 2021. In addition to the Equity Shares issued for the Option Right, the Company is obligated to issue up to 3,500,000 Equity Shares as a contingent payment, which are subject to certain conditions and events following closing.As a result, the Company initially valued and recorded $14,973,000 as a component in contingent shares and earnout liabilities in the Consolidated Balance Sheets. As of December 31, 2021, the fair value of the contingent payment was $13,485,500 and included as a component in contingent shares and earnout liabilities in the accompanying Consolidated Balance Sheet as of December 31, 2021. As this contingent liability is considered a derivative under ASC 815, the Company recorded a decrease in fair value of $1,487,500 during the year ended December 31, 2021 and is included as component of change in fair value of contingent liabilities in the accompanying Consolidated Statements of Operations. The value of the contingent consideration is based upon the value of the Company’s Equity Shares, the probability of future events occurring and other unobservable inputs.